INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Estimated Useful Life (Years)	15 years
Write off intangible asset		$ 11,660
Amortization expense	$ 64,000	$ 90,000
Tradenames [Member]
2026	56,300
2027	36,800
2037	5,600
Thereafter 2036	$ 22,900